Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Organization and Principal Activities [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Amount of additional paid in capital (in Dollars)				$ 9,513
WFOE [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interests		94.66%
Astra’s Shareholders [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interests	100.00%
Pubco Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Converted shares		32,715,010
Pubco Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Converted shares		207,314,707
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Astra’s Shareholders [Member]
Organization and Principal Activities [Line Items]
Issuance of shares	15,000,000